ALLIANCE
                          ----------------------------
                                    BOND FUND
                          ----------------------------
                                  QUALITY BOND
                          ----------------------------
                                    PORTFOLIO
                          ----------------------------

                                                              Semi-Annual
                                                              Report
                                                              December 31, 1999

                                                      Alliance Capital [LOGO](R)

LETTER TO SHAREHOLDERS                 Alliance Bond Fund Quality Bond Portfolio
================================================================================

February 10, 2000

Dear Shareholder:

We are pleased to provide the first report to shareholders for the Alliance Bond Fund Quality Bond Portfolio ("the Fund"). This report contains investment results and market activity for the Fund, for the period from the Fund's inception on July 1, 1999 through December 31, 1999. Also included are discussions of the Fund's investment strategy and outlook.

INVESTMENT RESULTS

The following table shows how your Fund performed since its inception through December 31, 1999. For comparison, we have included performance for the fund's benchmark index the Lehman Brothers Aggregate Bond Index, a standard measure of the performance of a basket of unmanaged debt securities.

--------------------------------------------------------------------------------

   INVESTMENT RESULTS*
   Period Ended December 31, 1999

                                     Total Returns
                                    Since Inception**
                                    -----------------

   Alliance Bond Fund
     Quality Bond Portfolio
     Class A                              0.67%
     Class B                              0.32%
     Class C                              0.12%

   Lehman Brothers
     Aggregate Bond Index                 0.56%

* The Fund's investment results represent total returns and are based on the net asset value as of December 31, 1999. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during the period. The Lehman Brothers Aggregate Bond Index is a standard measure of the performance of a basket of unmanaged debt securities. An investor cannot invest directly in an index. Past performance is no guarantee of future results.

** Performance for the Fund is from the Fund's inception date on July 1, 1999. Performance for the Lehman Brothers Aggregate Bond Index is over the past six months ended December 31, 1999, which is the closest month-end to the Fund's inception date.

      Additional investment results appear on page 3.

--------------------------------------------------------------------------------

During the since-inception period ended December 31, 1999, your Fund slightly outperformed its benchmark as a result of our overweighting the mortgage sector. Mortgage-backed securities were the best performing securities in the domestic U.S. bond market over this time period.

MARKET REVIEW

The global economy is on the mend, and the United States deserves much of the credit. U.S. growth was 5.8% during the fourth quarter of 1999, and 4% for the calendar year. Two-and-a-half million new jobs were created during 1999, and unemployment fell to 4.1%, a 30-year low. U.S. consumers are confident and it shows in their spending, which grew at a 5% rate during the fourth quarter. Private demand is increasing in Europe, a development that will support export-led recoveries in East Asia (including Japan) and Latin America. The rise in commodity prices, led by oil, has started to flow through to U.S. inflation:
Consumer Price Index (CPI) moved above 2.5% on a year-over-year basis during the fourth quarter versus 2% during the first nine-months of 1999. These developments, together with continuing economic strength, have sparked inflation concerns in the United States, pushed-up bond yields and triggered three 25 basis-point (bp) interest rate hikes by the U.S. Federal Reserve during 1999. The weakness in U.S. bond prices spread throughout much of the industrialized world this year, although not always with the same inflationary justification.

1999 was a poor year for the domestic U.S. fixed-income market. As measured by the Lehman Brothers Aggregate Bond Index, the U.S. bond market returned -0.82% in 1999. Strong U.S. growth, rising inflation fears, and a string of interest rate hikes by the Federal Reserve took a predictable toll on bonds. The "structured" classes

                                       Alliance Bond Fund Quality Bond Portfolio
================================================================================

consisting of mortgage-backed securities, commercial mortgage-backed securities, and asset-backed securities posted the best returns during the year. Mortgage-backed securities led the group with a +1.86% return for 1999. The prepayment risk embedded in many of these securities, as well as their generally shorter durations, helped cushion their price declines in 1999's rising interest rate environment. U.S. government bonds posted the worst returns, during 1999, returning -2.2% according to the Lehman Brothers U.S. Government Bond Index. Investment-grade corporates as an asset class also posted an unusual loss of -1.96% as represented by the Lehman Brothers Corporate Bond Index for the year.

INVESTMENT STRATEGY

From a fundamental perspective, we prefer mortgage-backed securities to investment-grade corporates and will maintain the current yield oriented posture by remaining overweighted in both dollar and duration terms in liquid mortgage-backed securities where prepayment risk is currently minimal. We will continue to trim our exposure to investment-grade corporates, diversifying our holdings among the different corporate subsectors. The relatively flat credit curve will provide an opportunity to diversify along the corporate maturity spectrum.

OUTLOOK

With economic growth strong and temporary upward pressure on inflation, we expect tighter monetary policy in the U.S. during the first half of the year. Long-term interest rates will trend up modestly from current levels in this environment. After widening dramatically during the third quarter of 1999, yield premiums in non-Treasury sectors have narrowed, although not to the levels seen in mid-1997. We expect these premiums to narrow somewhat from current levels, but not to return to the previous tight levels of 1997. As we have stated previously, corporate security selection will become increasingly important.

Thank you for your continued interest and investment in the Alliance Bond Fund Quality Bond Portfolio. We look forward to reporting to you in the coming months.

Sincerely,

/s/ John D. Carifa


John D. Carifa
Chairman and President


/s/ Matthew Bloom


Matthew Bloom
Portfolio Manager


--------------------------------------------------------------------------------

Shares of the Fund are not deposits or obligations of, guaranteed or endorsed by, any bank; further, such shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Shares of the Fund involve investment risks, including the possible loss of principal.

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES      Alliance Bond Fund Quality Bond Portfolio
================================================================================

The Alliance Bond Fund Quality Bond Portfolio seeks high current income consistent with preservation of capital by investing in investment grade fixed-income securities. The Portfolio invests in readily marketable securities that do not involve undue risk of capital.

INVESTMENT RESULTS
================================================================================

NAV and SEC Average Annual Total Returns as of December 31, 1999

                        ---------------------------------
                                 CLASS A SHARES
                        ---------------------------------

                                       Without          With
                                    Sales Charge    Sales Charge
                                 =================================

Since Inception*                        0.67%          -3.57%
SEC Yield**                             5.56%

                        ---------------------------------
                                 CLASS B SHARES
                        ---------------------------------

                                       Without          With
                                    Sales Charge    Sales Charge
                                 =================================

Since Inception*                        0.32%          -2.61%
SEC Yield**                             5.04%

                        ---------------------------------
                                 CLASS C SHARES
                        ---------------------------------

                                       Without          With
                                    Sales Charge    Sales Charge
                                 =================================

Since Inception*                        0.12%          -0.85%
SEC Yield**                             5.04%

The Fund's investment results represent Average Annual Total Returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (3% year 1, 2% year 2, 1% year 3, 0% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

*     Performance since the Fund's inception date of July 1, 1999.

** SEC Yields are based on SEC guidelines and are calculated on 30 days ended December 31, 1999.

PORTFOLIO OF INVESTMENTS
December 31, 1999 (unaudited)          Alliance Bond Fund Quality Bond Portfolio
================================================================================

                                                    Principal
                                                      Amount
                                                      (000)              Value
--------------------------------------------------------------------------------

U.S. GOVERNMENT & AGENCY OBLIGATIONS-81.1%
U.S. TREASURY SECURITIES-48.0%
U.S. TREASURY BONDS-15.1%
  6.125%, 8/15/29 ..............................      $ 40           $   38,131
  8.125%, 8/15/19 ..............................       335              381,743
  11.25%, 2/15/15 ..............................       100              141,359
                                                                     ----------
                                                                        561,233
                                                                     ----------

U.S. TREASURY NOTES-32.9%
  6.25%, 4/30/01 ...............................       185              185,144
  6.50%, 5/31/02 ...............................       525              527,541
  6.75%, 4/30/00 ...............................       150              150,468
  6.875%, 5/15/06 ..............................       350              356,181
                                                                     ----------
                                                                      1,219,334
                                                                     ----------
                                                                      1,780,567
                                                                     ----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION-19.1%
  6.00%, 3/01/29-7/01/29........................       144              131,540
  6.50%, 11/01/14-7/01/29.......................       119              112,667
  7.00%, 3/01/12-12/01/29.......................       182              178,175
  7.50%, 9/01/26-12/01/29.......................       241              238,480
  8.00%, 10/01/27 ..............................        50               50,211
                                                                     ----------
                                                                        711,073
                                                                     ----------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION-14.0%
  6.50%, 3/15/28-7/15/29 .......................       258              242,160
  7.00%, 5/15/29-11/15/29 ......................       287              277,212
                                                                     ----------
                                                                        519,372
                                                                     ----------

Total U.S. Government & Agency Obligations
  (cost $3,045,858).............................                      3,011,012
                                                                     ----------

CORPORATE OBLIGATIONS-12.9%
AUTOMOTIVE-1.6%
Ford Motor Company 6.375%, 2/01/29 .............       70                59,058
                                                                     ----------

BROADCASTING/MEDIA-3.3%
Clear Channel Communication, Inc.
  7.25%, 10/15/27 ..............................        70               63,140
Time Warner, Inc. 6.625%, 5/15/29 ..............        70               59,750
                                                                     ----------
                                                                        122,890
                                                                     ----------

CABLE-1.7%
Comcast Cable Communications, Inc.
  6.20%, 11/15/08 ..............................        70               63,557
                                                                     ----------

FINANCIAL-4.4%
Household Netherlands BV 6.20%, 12/01/03 .......       100               96,554
Morgan Stanley Dean Witter & Co.
  5.625%, 1/20/04 ..............................        70               66,144
                                                                     ----------
                                                                        162,698
                                                                     ----------
INSURANCE-1.9%
Prudential Insurance Co.
  8.30%, 7/01/25 (a) ...........................        70               71,407
                                                                     ----------

Total Corporate Obligations
  (cost $492,735)...............................                        479,610
                                                                     ----------

ASSET BACKED SECURITY-1.9%
Capital Auto Receivables Asset Trust
  5.58%, 6/15/02 (cost $69,553).................        70               69,015
                                                                     ----------

PORTFOLIO OF INVESTMENTS (continued)   Alliance Bond Fund Quality Bond Portfolio
================================================================================

                                                    Principal
                                                      Amount
                                                      (000)              Value
--------------------------------------------------------------------------------

YANKEE BOND-1.9%
Quebec Province of Canada
   7.50%, 9/15/29 (cost $74,661)................      $ 75           $   72,703
                                                                     ----------

TIME DEPOSIT-3.9%
State Street Euro Dollar
  3.00%, 1/03/00 (cost $144,000)................       144              144,000
                                                                     ----------

TOTAL INVESTMENTS-101.7%
   (cost $3,826,807)............................                     $3,776,340

Other assets less liabilities-(1.7%)............                        (63,246)
                                                                     ----------

NET ASSETS-100%.................................                     $3,713,094
                                                                     ==========

--------------------------------------------------------------------------------

(a) Security exempt from Registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 1999, this security amounted to $71,407 or 1.9% of net assets.

      See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1999 (unaudited)          Alliance Bond Fund Quality Bond Portfolio
================================================================================

ASSETS
   Investments in securities, at value (cost $3,826,807) .......    $ 3,776,340
   Cash ........................................................            116
   Prepaid expenses ............................................         60,334
   Interest receivable .........................................         43,729
   Receivable due from Adviser .................................         36,615
   Receivable for capital stock sold ...........................          5,994
                                                                    -----------
   Total assets ................................................      3,923,128
                                                                    -----------

LIABILITIES
   Dividends payable ...........................................          6,338
   Distribution fee payable ....................................          1,205
   Accrued expenses ............................................        202,491
                                                                    -----------
   Total liabilities ...........................................        210,034
                                                                    -----------
NET ASSETS .....................................................    $ 3,713,094
                                                                    ===========

COMPOSITION OF NET ASSETS
   Capital stock, at par .......................................    $       380
   Additional paid-in capital ..................................      3,776,543
   Distributions in excess of net investment income ............         (1,439)
   Net realized loss on investment transactions ................        (11,923)
   Net unrealized depreciation of investments ..................        (50,467)
                                                                    -----------
                                                                    $ 3,713,094
                                                                    ===========

CALCULATION OF MAXIMUM OFFERING PRICE
   Class A Shares
   Net asset value and redemption price per share
     ($2,907,001 / 297,231 shares of capital stock
     issued and outstanding) ...................................         $ 9.78
   Sales charge--4.25% of public offering price ................            .43
                                                                         ------
   Maximum offering price ......................................         $10.21
                                                                         ======

   Class B Shares
   Net asset value and offering price per share
     ($441,416 / 45,156 shares of capital stock
     issued and outstanding) ...................................         $ 9.78
                                                                         ======

   Class C Shares
   Net asset value and offering price per share
     ($364,677 / 37,379 shares of capital stock
     issued and outstanding) ...................................         $ 9.76
                                                                         ======


--------------------------------------------------------------------------------
See notes To Financial Statements

STATEMENT OF OPERATIONS
July 1, 1999(a) to December 31,
1999 (unaudited)                       Alliance Bond Fund Quality Bond Portfolio
================================================================================

INVESTMENT INCOME
   Interest ..........................................                $  81,873

EXPENSES
   Advisory fee ......................................  $   6,751
   Distribution fee - Class A ........................      3,211
   Distribution fee - Class B ........................        916
   Distribution fee - Class C ........................        657
   Taxes .............................................     60,666
   Administrative ....................................     58,000
   Audit and legal ...................................     45,326
   Custodian .........................................     41,175
   Registration ......................................     31,633
   Printing ..........................................     22,509
   Transfer agency ...................................     10,650
   Directors' fees ...................................      7,503
   Amortization of organization expenses .............      3,000
   Miscellaneous .....................................      7,941
                                                        ---------
   Total expenses ....................................    299,938
   Less: expenses waived and assumed by Adviser
     (See Note B) ....................................   (286,808)
                                                        ---------
   Net expenses ...................................                      13,130
                                                                      ---------
   Net investment income .............................                   68,743
                                                                      ---------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss on investment transactions ......                  (11,923)
   Net unrealized depreciation of investments ........                  (50,467)
                                                                      ---------
   Net loss on investment transactions ...............                  (62,390)
                                                                      ---------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...........                $   6,353
                                                                      =========

--------------------------------------------------------------------------------

(a)   Commencement of operations.

      See notes to financial statements.

STATEMENT OF CHANGES
IN NET ASSETS                          Alliance Bond Fund Quality Bond Portfolio
================================================================================

                                                               July 1, 1999 (a)
                                                            to December 31, 1999
                                                                (unaudited)
                                                            --------------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income ..................................     $    68,743
   Net realized loss on investment transactions ...........         (11,923)
   Net unrealized depreciation of investments .............         (50,467)
                                                                -----------
   Net increase in net assets from operations .............           6,353

DIVIDENDS TO SHAREHOLDERS FROM
   Net investment income
     Class A ..............................................         (61,943)
     Class B ..............................................          (4,944)
     Class C ..............................................          (3,295)

CAPITAL STOCK TRANSACTIONS
   Net increase ...........................................       3,776,923
                                                                -----------
   Total increase .........................................       3,713,094

NET ASSETS
   Beginning of period ....................................              -0-
                                                                -----------
   End of period ..........................................     $ 3,713,094
                                                                ===========

--------------------------------------------------------------------------------

(a)   Commencement of operations.

      See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 1999 (unaudited)          Alliance Bond Fund Quality Bond Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund, which is a Maryland corporation, operates as a series company currently comprised of three portfolios: the Corporate Bond Portfolio, the Quality Bond Portfolio and the U.S. Government Portfolio. The Quality Bond Portfolio commenced operations on July 1, 1999. Each series is considered to be a separate entity for financial reporting and tax purposes. The accompanying financial statements and notes include the operations of the Quality Bond Portfolio (the "Portfolio") only. The Portfolio offers three classes of shares: Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are generally valued at the last reported sale price, or if there was no sale on such day, the last bid price quoted on such day. If no bid prices are quoted, then the security is valued at the mean of the bid and asked prices as obtained on that day from one or more dealers regularly making a market in such securities. Securities traded on the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the United States over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter are valued at the mean of the closing bid and asked prices provided by two or more dealers regularly making a market in such securities. U.S. government securities and other debt securities which mature in 60 days or less are valued at amortized cost unless this method does not represent fair value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by, or in accordance with procedures approved by, the Board of Directors. Fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

Mortgage backed and asset backed securities may be valued at prices obtained from a bond pricing service or at a price obtained from one or more of the major broker/ dealers in such securities. In cases where broker/dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted bid price on a security.

2. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. The Portfolio accretes discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

                                       Alliance Bond Fund Quality Bond Portfolio
================================================================================

4. Income and Expenses

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each settled class of shares, based on proportionate interest in the Portfolio represented by the net assets of such class, except that the Portfolio's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares.

5. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Portfolio pays Alliance Capital Management L.P. (the "Adviser"), an advisory fee at an annual rate of
 .55 of the Portfolio's average daily net assets. The fee is accrued daily and paid monthly. The adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to
 .98%, 1.68% and 1.68% of the daily average net assets for Class A, Class B and Class C shares, respectively. For the period ended December 31, 1999, such reimbursement amounted to $228,808.

Pursuant to the advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended December 31, 1999 the Adviser agreed to waive fees for certain legal and accounting services in the amount of $58,000.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. For the six months ended December 31, 1999 Alliance Fund Services, Inc. agreed to waive service fees in the amount of $9,000.

Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Portfolio's shares. The Distributor has advised the Fund that it has received front-end sales charges of $21,046 from the sales of Class A shares and $202 in contingent deferred sales charges imposed upon redemptions by shareholders of Class C shares, respectively, for the period ended December 31, 1999.

--------------------------------------------------------------------------------

NOTE C: Distribution Services Agreement

The Portfolio has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Portfolio pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of the Portfolio's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Portfolio in the amount of $13,070 and $26,009 for Class B and Class C shares, respectively. Such costs may be recovered from the Portfolio in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

NOTES TO FINANCIAL STATEMENTS (cont.)  Alliance Bond Fund Quality Bond Portfolio
================================================================================

NOTE D: Investment Transactions

Purchases of investment securities (excluding short-term investments and U.S. government securities) aggregated $636,042 for the period ended December 31, 1999. There were purchases of $4,779,859 and sales of $1,698,920 of U.S. government and government agency obligations for the period ended December 31, 1999.

At December 31, 1999, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $0 and gross unrealized depreciation of investments was $50,467 resulting in net unrealized depreciation of $50,467.

--------------------------------------------------------------------------------

NOTE E: Capital Stock

There are 750,000,000 shares of $.001 par value capital stock authorized, divided into three classes, designated Class A, Class B and Class C shares. Each class consists of 250,000,000 authorized shares. Transactions in capital stock were as follows:

                                              ------------------  ------------------
                                                    SHARES              AMOUNT
                                              ------------------  ------------------
                                              July 1, 1999(a) to  July 1, 1999(a) to
                                              December 31, 1999   December 31, 1999
                                                  (unaudited)        (unaudited)
                                              ==================  ==================

Class A
Shares sold..................................       299,159          $ 2,981,931
Shares issued in reinvestment of dividends...           283                2,772
Shares redeemed..............................        (2,211)             (21,848)
                                                  ---------          -----------
Net increase.................................       297,231          $ 2,962,855
                                                  =========          ===========

Class B
Shares sold..................................        53,322          $   526,814
Shares issued in reinvestment of dividends...           194                1,916
Shares redeemed..............................        (8,360)             (82,711)
                                                  ---------          -----------
Net increase.................................        45,156          $   446,019
                                                  =========          ===========

Class C
Shares sold..................................        49,344          $   485,531
Shares issued in reinvestment of dividends...           261                2,571
Shares redeemed..............................       (12,226)            (120,053)
                                                  ---------          -----------
Net increase.................................        37,379          $   368,049
                                                  =========          ===========

--------------------------------------------------------------------------------

NOTE F: Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the period ended December 31, 1999.

--------------------------------------------------------------------------------

(a)   Commencement of operations.

FINANCIAL HIGHLIGHTS                   Alliance Bond Fund Quality Bond Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                        --------------- --------------- ---------------
                                                            CLASS A         CLASS B         CLASS C
                                                        --------------- --------------- ---------------
                                                        July 1, 1999(a) July 1, 1999(a) July 1, 1999(a)
                                                              to              to              to
                                                         December 31,    December 31,    December 31,
                                                             1999            1999            1999
                                                          (unaudited)     (unaudited)     (unaudited)
                                                        =============== =============== ===============

Net asset value, beginning of period....................    $10.00          $ 10.00         $ 10.00
                                                            ------          -------         -------

Income From Investment Operations
Net investment income (b)(c).........................       .31              .25             .22
Net realized and unrealized gain (loss) on investment
   transactions.........................................      (.24)            (.22)           (.21)
                                                            ------          -------         -------
Net increase in net asset value from operations.........       .07              .03             .01
                                                            ------          -------         -------

Less: Dividends
Dividends from net investment income....................      (.29)            (.25)           (.25)
                                                            ------          -------         -------
Net asset value, end of period..........................    $ 9.78           $ 9.78          $ 9.76
                                                            ======          =======         =======

Total Return
Total investment return based on net asset value (d)....       .67%             .32%            .12%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)...............    $2,907             $441            $365
Ratios to average net assets of:
   Expenses, net of waivers/reimbursements..............        98%(e)         1.68%(e)        1.68%(e)
   Expenses, before waivers/reimbursements..............     18.24%(e)        18.89%(e)       18.89%(e)
   Net investment income (c)............................      5.66%(e)         5.23%(e)        5.18%(e)
Portfolio turnover rate.................................        81%              81%             81%


--------------------------------------------------------------------------------

(a)   Commencement of operations.

(b)   Based on average shares outstanding.

(c)   Net of fees waived and expenses reimbursed by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(e)   Annualized.


12
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

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

                                       Alliance Bond Fund Quality Bond Portfolio
================================================================================

BOARD OF DIRECTORS
John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Dr. James M. Hester (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

OFFICERS
Wayne D. Lyski, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Paul J. DeNoon, Senior Vice President
Jeffrey S. Phlegar, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Juan J. Rodriguez, Controller

CUSTODIAN
State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT
Alliance Fund Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT AUDITORS
Ernst & Young LLP
787 Seventh Avenue
New York, NY 10019

LEGAL COUNSEL
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

--------------------------------------------------------------------------------

(1)   Member of the Audit Committee.

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ALLIANCE BOND FUND QUALITY BOND PORTFOLIO
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

Alliance Capital [LOGO](R)

This report is intended solely for distribution to current shareholders of the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

QBPSR1299